BANK BORROWING	12 Months Ended
Dec. 31, 2023
BANK BORROWING
BANK BORROWING

12.BANK BORROWING

	December 31,	December 31,
	2023	2022
Bank borrowing	$2,253,553	$1,449,864

In December 2023, Baosheng Network entered into a bank loan agreement with Bank of Beijing under which under which Baosheng Network borrowed a one-year loan of RMB10,000,000, or $1,449,846. The interest rate for the borrowing was fixed at 3.65% per annum. In December 2023, the borrowing was renewed for one year through December 2024. The loan is guaranteed by two third parties, for whom the Company involved a third-party counter-guarantor. In addition, the Company pledged its properties with the counter guarantor.

In July 2023, Beijing Baosheng entered into a bank loan agreement with Bank of Communication under which under which Beijing Baosheng borrowed a one-year loan of RMB6,000,000, or $847,350. The interest rate for the borrowing was fixed at 3.55% per annum. The loan is guaranteed by Mr. Gong Sheng, the Company’s managing director and his spouse, and one third party. Beijing Baosheng also involved Baosheng Network as counter-guarantor for the third-party guarantor. In addition, Mr. Gong Sheng and his spouse pledged their property with the counter guarantor.

For the year ended December 31, 2023, 2022, and 2021, interest expense arising from the bank borrowing amounted to $73,406, $nil, and $88,518, respectively.